UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: September 30, 2011 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Forest Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, The Woodlands, TX    November 7, 2011


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:   201401


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Anadarko Petr Corp	Common Stock	032511107	10,883 		164,400 		Sole		None	Sole
Berry Petroleum Co	Common Stock	085789105	5,354 		135,000 		Sole		None	Sole
Cabot Oil & Gas, Corp	Common Stock	127097103	16,236 		412,080 		Sole		None	Sole
Canadian Ntl Res Corp	Common Stock	136385101	7,748 		288,560 		Sole		None	Sole
Cimarex Energy Co	Common Stock	171798101	1,378 		25,000 			Sole		None	Sole
Comstock Res, Inc.	Common Stock	205768203	9,606 		585,000 		Sole		None	Sole
Devon Energy Corp	Common Stock	25179M103	14,814 		255,466 		Sole		None	Sole
EQT Corp.		Common Stock	26884L109	11,701 		218,185 		Sole		None	Sole
Lone Pine Res, Inc.	Common Stock	54222A106	156 		56,598 			Sole		None	Sole
Northern Oil & Ga	Common Stock	665531109	11,361 		712,747 		Sole		None	Sole
Occidental Petro Corp	Common Stock	674599105	11,482 		133,869 		Sole		None	Sole
PDC Energy, Inc.	Common Stock	69327R101	10,298 		420,000 		Sole		None	Sole
Pioneer Ntl Res Inc.	Common Stock	723787107	15,491 		175,616 		Sole		None	Sole
QEP Resources, Inc.	Common Stock	74733V100	15,545 		518,700 		Sole		None	Sole
Rosetta Res, Inc.	Common Stock	777779307	10,151 		277,195 		Sole		None	Sole
SM Energy Company	Common Stock	78454L100	15,638 		318,435 		Sole		None	Sole
Suncor Energy Inc.	Common Stock	867224107	11,116 		383,967 		Sole		None	Sole
Whiting Petro Corp.	Common Stock	966387102	11,925 		290,000 		Sole		None	Sole
WPX Energy Inc.		Common Stock	98212B103	10,517 		650,000 		Sole		None	Sole